General information	12 Months Ended
Dec. 31, 2024
General Information
General information

Note	1 | General information

Empresa Distribuidora y Comercializadora Norte S.A. (hereinafter “edenor” or “the Company”) is a corporation (sociedad anónima) organized under the laws of the Argentine Republic, with legal address at 6363 Av. Del Libertador Ave - City of Buenos Aires, Argentina, whose shares are listed on Bolsas y Mercados Argentinos S.A. (ByMA) (Argentine Stock Exchange and Securities Market), traded on Mercado Abierto Electrónico S.A. (MAE) (electronic securities and foreign currency trading market), and the New York Stock Exchange (NYSE).

The corporate purpose of edenor is to engage in the distribution and sale of electricity within its concession area. Furthermore, it may provide and sale telecommunication services, as well as assign the use of its facilities for that purpose, subscribe or acquire shares of other distribution companies and invest in companies related to the generation, distribution and sale of energy, whether conventional or renewable, as well as in digitization, artificial intelligence and critical minerals-related projects. In addition, the Company may provide advisory, training, maintenance, consulting, and management services, act as trust agent and serve as trustee in credit transactions related to the generation, distribution and sale of electricity. These transactions may be conducted directly by edenor or through subsidiaries or related companies, both domestically and internationally. For this purpose, the company "Edenor Tech SAU" has been established (Note 7).

History and development of the Company

edenor was organized on July 21, 1992, by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992, by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor.

As a consequence of the share purchase and sale agreement entered into on December 28, 2020 between Pampa Energía S.A. and Empresa de Energía del Cono Sur S.A., all the Class A shares, representing 51% of the Company’s share capital and votes were transferred to the latter. That transaction was approved by means of ENRE Resolution No. 207/2021 dated June 24, 2021. Therefore, Empresa de Energía del Cono Sur S.A. is the parent company of edenor.

The Company’s economic and financial situation

The Company shows an improvement in its economic performance, mainly as a consequence of the recent electricity rate increases. In this regard, the likelihood of periodic rate adjustments and reduction of subsidies in the short term, as well as the ongoing 2025-2029 Tariff Review, will allow for the gradual regularization of the Company’s electricity rate situation and, thereby, of its economic and financial equation, thus ensuring the economic self-sufficiency of the electricity system and giving rise to a foreseeable future.

In particular, the electricity rate adjustments of February 2024 implied an increase in the CPD of 319.2% (Note 2.b), which resulted in an increase of the Company’s gross profit for the current period. Additionally, monthly adjustments of the CPD were provided for from August 2024 until February 2025, 4 % on average. It is worth mentioning that the automatic and monthly adjustments of the CPD that were to take place between May and July 2024 were postponed pursuant to the communications received from the National Economy Ministry and the Energy Secretariat. These pending adjustments are expected to be incorporated into the ongoing Tariff Review process.

Furthermore, the economic, financial, fiscal, pension, tariff, health, social and administrative emergency provided for by Executive Order No. 70/2023 issued by the Executive Branch will continue until December 31, 2025. In this regard, on July 8, 2024, the Official Gazette published Law No. 27,742 -entitled Law of bases and starting points for the freedom of the Argentine people (the “Bases Law”)-, which includes a number of major reforms aimed at overhauling the country’s economic and administrative structures. The main reforms included in this Law are the following:

•  Economic deregulation: The Bases Law introduces broad deregulation measures to reduce government intervention in the economy. This includes simplifying business regulations and reducing bureaucratic obstacles for companies. In this regard, it includes without limitation, the amendment to and derogation of regulations in the following areas: (i) public administration organization; (ii) administrative procedure; (iii) conflict resolution with the Government; (iv) regulations applicable to commercial companies; (v) financial administration regime; (vi) obligations and contracts regime aimed at strengthening the autonomy of the parties’ will, and (vii) promotion of and incentives to large investments.

• Privatization of state-owned companies: The Bases Law provides for the privatization of several state-owned companies, including, among other, Intercargo S.A.U., Agua y Saneamientos Argentinos S.A., Belgrano Cargas y Logística S.A., Operadora Ferroviaria Sociedad del Estado (Trenes Argentinos), Corredores Viales S.A. and Energía Argentina Sociedad Anónima (ENARSA). This measure aims at reducing government spending and increasing efficiency through private management.

• Labor market reforms: The Bases Law introduces changes to labor laws in order to make the labor market more flexible. This includes measures to reduce the cost of hiring and laying off employees, as well as measures to promote employment through more flexible working conditions. The labor-related chapter of the Bases Law provides for the elimination of fines for unregistered employment, a six-month trial period and the setting-up of a severance fund.

• Investment incentives: An Incentive Regime for Large Investments (“RIGI”) is created, which establishes benefits for national and foreign companies that invest in projects “conducive to the prosperity of the country” for an amount equal to or exceeding USD 200 million. On August 23, 2024, the Argentine government published Executive Order No. 749/2024 in the Official Gazette, approving the implementation of the RIGI within the framework of the Bases Law.

• Public sector reforms: The Bases Law includes measures to streamline the public sector, reduce its employment costs and improve the efficiency of government services.

• Decentralization: The Bases Law promotes decentralization by increasing the fiscal and administrative autonomy of provincial governments. This measure aims at promoting regional development and reducing the concentration of power in the central government.

These measures aim at creating a dynamic, efficient and competitive economy in Argentina, although they have faced significant opposition from opposition parties and leaders concerned about potentially negative impacts on social welfare and public services.

Furthermore, the context of volatility and uncertainty continues at the date of issuance of these Consolidated financial statements. At this point in time, neither the development of the reforms proposed by the new administration nor the new measures that could be announced can be predicted. The Company’s Management permanently monitors the development of the variables that affect the Company’s business, in order to define its course of action and identify the potential impacts on its financial and cash position. Within the described context, the Company continues making the investments necessary, both for the efficient operation of the network and for maintaining and even improving the quality of the service.

Therefore, the Company’s Consolidated financial statements must be read in the light of these circumstances.

Notwithstanding the above-described situation, it is worth pointing out that even though in the last few fiscal years the Company recorded negative working capital, as a consequence of the insufficient adjustments of the electricity rate over the last few years, in general terms, the quality of the electricity distribution service has been improved, both in duration and frequency of power cuts. In this regard, the Company is optimistic that the RT process currently underway will allow the Company to operate under a regulatory framework with clear and precise rules and with reasonable electricity rates, which will make it possible to meet the costs associated with both the provision of the service and the need for investments to satisfy the demand, in order to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and reliability and within a framework of energy supplied in accordance with the MEM’s possibilities. Therefore, these Consolidated financial statements have been prepared using the ongoing concern basis of accounting.

Retroactive restatement of the previously issued financial statements – Deferred tax liability generated by the Property, plant and equipment account

Within the framework of the improvement in the Company’s economic performance, mainly as a consequence of the recent electricity rate increases and the regularization of both the sector and the Company’s economic and financial equation that is expected to happen in the near future, the Company’s management began to carry out different reviews of its processes. In this context, in connection with the preparation of its financial statements as of and for the year ended December 31, 2024, an error was identified in the determination of the deferred tax liability relating to the Property, plant and equipment that generated an overstatement of the deferred tax liability.

In accordance with current regulations, additions to Property, plant and equipment subsequent to January 1, 2018 may be adjusted for inflation for purposes of calculating depreciation deductions for income tax purposes. However, for the deferred tax calculation, the tax base was considered at historical values, causing a distortion that overstated the deferred tax liability.

Consequently, the original tax values for the 2018-2024 periods were adjusted, thus affecting the methodological comparison that is carried out against the accounting balances in the determination of the deferred tax.

As a result of that which has been previously mentioned, the Company retroactively restated the impacted balances in its previously-issued financial statements, correcting the error detected, with the impacts on the financial statements as of December 31, 2023 and 2022 being as follow:

Statement of Financial Position (abstract)

	12.31.23 As previously reported	RECPAM (Inflationary effect)	12.31.23	Error correction	12.31.23 Restated

NON-CURRENT LIABILITIES
Deferred tax liability	478,696	563,727	1,042,423	(277,032)	765,391
Total non-current liabilities	714,268	841,147	1,555,415	(277,032)	1,278,383
TOTAL LIABILITIES	1,069,994	1,260,061	2,330,055	(277,032)	2,053,023

EQUITY
Accumulated losses	(135,502)	(159,570)	(295,072)	277,032	(18,040)
TOTAL EQUITY	438,811	516,761	955,572	277,032	1,232,604

	12.31.22 As previously reported	RECPAM (Inflationary effect)	12.31.22	Error correction	12.31.22 Restated

NON-CURRENT LIABILITIES
Deferred tax liability	110,908	641,213	752,121	(190,979)	561,142
Total non-current liabilities	155,714	900,259	1,055,973	(190,979)	864,994
TOTAL LIABILITIES	354,465	2,049,302	2,403,767	(190,979)	2,212,788

EQUITY
Accumulated losses	(59,045)	(341,361)	(400,406)	190,979	(209,427)
TOTAL EQUITY	125,666	726,530	852,196	190,979	1,043,175

Equity items of the error correction column are also included in the Statement of Changes in Equity at each year-end.

Statement of Comprehensive Income (abstract)

	12.31.23 As previously reported	RECPAM (Inflationary effect)	12.31.23	Error correction	12.31.23 Restated

Income before taxes	182,180	214,540	396,720	-	396,720

Income tax	(133,809)	(157,576)	(291,385)	86,052	(205,333)
Income of the year	48,371	56,964	105,335	86,052	191,387

Basic and diluted income per share:
Income per share (argentine pesos per share)	55.28	65.10	120.38	98.35	218.73

	12.31.22 As previously reported	RECPAM (Inflationary effect)	12.31.22	Error correction	12.31.22 Restated

Loss before taxes	(2,634)	(15,245)	(17,879)	-	(17,879)

Income tax	(14,834)	(85,744)	(100,578)	74,443	(26,135)
Loss of the year	(17,468)	(100,989)	(118,457)	74,443	(44,014)

Basic and diluted loss per share:
Loss per share (argentine pesos per share)	(19.96)	(115.42)	(135.38)	85.08	(50.30)

Profit and loss items of the error correction column are also included in cash flows from operating activities of the Statement of Cash Flows at each year-end.